Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

4. Accounts Receivable, Net

As of June 30, 2025 and December 31, 2024, accounts receivable, net consisted of the following balances:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Accounts receivable	$17,695	$—
Less: allowance for expected credit losses	—	—
Accounts receivable, net	$17,695	$—

The movement of allowance for expected credit losses is as follow:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Balance at beginning of the period/year	$—	$5,428
Recovery of expected credit losses	—	(5,433)
Exchange rate differences	—	5
Balance at end of the period/year	$—	$—